Stock-Based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended		1 Months Ended			12 Months Ended										12 Months Ended
	Nov. 16, 2012	Jun. 30, 2013	Jun. 30, 2013 Exercisable Warrants Expiring at Various Dates through 2017	Apr. 08, 2013 Warrant Exchange Agreements	Aug. 08, 2012 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements	Jun. 24, 2013 Warrant Exchange Agreements Subsequently Reset	Apr. 08, 2013 Warrant Exchange Agreements Subsequently Reset	Jun. 30, 2011 Long Term Incentive Plan	Jan. 01, 2013 2008 Incentive Compensation Plan	Jan. 01, 2012 2008 Incentive Compensation Plan	Mar. 11, 2011 2008 Incentive Compensation Plan	May 25, 2010 2008 Incentive Compensation Plan	Feb. 19, 2009 2008 Incentive Compensation Plan	Dec. 31, 2008 2008 Incentive Compensation Plan	Mar. 08, 2013 2008 Incentive Compensation Plan Amendment	Jan. 04, 2012 2008 Incentive Compensation Plan Amendment	Jun. 08, 2010 2008 Incentive Compensation Plan Amendment	Jun. 30, 2013 2008 Incentive Compensation Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option outstanding intrinsic value		$ 0
Option outstanding weighted average remaining term		7 years 7 months 6 days
Exercisable aggregate intrinsic value		0
Weighted average option exercisable remaining life		7 years 1 month 6 days
Shares available for future stock option grant		4,630,353
Stock based compensation expense related to stock options, not yet recognized		739,008
Stock based compensation expense related to stock options, not yet recognized, period of recognition		42 months
Options issued	3,705,000
Aggregate Black-Scholes value	489,060
Probability to achieve employee target goals		55.00%
Common stock reserved for issuance										865,763	2,210,257	23,005,003	11,137,200		5,137,200
Number of shares available for issuance, Percentage		15.00%
Annual Increase In Aggregate Number Of Shares Reserved For Future Issuance																			7,000,000
Registration of common stock under Stock Incentive Plan with SEC														6,137,200		865,763	2,210,257	5,000,000
Exercisable warrants, weighted-average exercise price		0.35	0.36	0.12	0.35	0.12	0.03	0.03
Number of warrants exchanged		39,687,500		30,000,000	17,262,500	30,000,000
Exchanged shares of common stock				30,000,000	6,902,192	30,000,000
Recognized share-based compensation expense									93,500
Unrecognized compensation expense									$ 374,000